Common Stock	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Equity [Abstract]
Common Stock

3. COMMON STOCK

On November 5, 2018, the Company issued 100,000 shares of restricted common stock, with a par value of $0.0001 per share, to Mr. Fong Teck Kheong for initial working capital of $10.

On March 25, 2019, the Company issued 119,900,000 shares of restricted common stock, with a par value of $0.0001 per share, to Mr. Fong Teck Kheong for additional working capital of $11,990.

Between March 28, 2019 to April 1, 2019, the Company issued 135,000,000 shares of restricted common stock to 5 parties, with a par value of $0.0001 per share, for total additional working capital of $13,500.

On April 1, 2019, the Company issued 15,000,000 shares of restricted common stock to AGAPE ATP Corporation a company incorporated in Nevada with a par value of $0.0001 per share, for additional working capital of $1,500.

On April 1, 2019, the Company issued 30,000,000 shares of restricted common stock, with a par value of $0.0001 per share, to H&D Holding Sdn Bhd, a company incorporated in Malaysia, for additional working capital of $3,000.

Between April 9, 2019 to April 16, 2019, the Company issued 25,100,000 shares of restricted common stock to Junsei Ryu, Lee Chong Chow and Phoenix Plus Holding Sdn Bhd with a par value of $0.03 per share, for additional working capital of $753,000.

Between April 25, 2019 to May 10, 2019, the Company sold shares to 19 foreign individuals, whom all reside in Malaysia. A total of 2,000,000 shares of restricted common stock were sold at a price of $0.10 per share. The total proceeds to the Company amounted to a total of $200,000.

Between May 11, 2019 to June 18, 2019, the Company sold shares to 23 foreign parties whom resides in Malaysia. A total of 2,067,500 shares of restricted common stock were sold at a price of $0.20 per share. The total proceeds to the Company amounted to $413,500.

Between May 20, 2019 to July 25, 2019, the Company sold shares to 15 foreign parties , all of which do not reside in the United States. A total of 2,750,000 shares of restricted common stock were sold at a price of $0.40 per share. The total proceeds to the Company amounted to a total of $1,100,000.

As of October 31, 2020, the Company has an issued and outstanding common share of 331,917,500.

3. COMMON STOCK

On November 5, 2018, the founder of the Company, Mr. Fong Teck Kheong subscribed 100,000 restricted common shares of the Company at a par value of $0.0001 per share for the Company’s initial working capital.

On March 25, 2019, Mr. Fong Teck Kheong further subscribed 119,900,000 restricted common shares of the Company at a par value of $0.0001 per share for additional working capital of $11,990.

Between March 28, 2019 to April 1, 2019, the others founder of the Company, subscribed 180,000,000 restricted common shares of the Company at a par value of $0.0001 per share, for total additional working capital of $18,000.

Between April 9, 2019 to April 16, 2019, the Company has issued 25,100,000 restricted common shares of the Company at $0.03 per share, for a total consideration of $753,000.

Between April 25, 2019 to May 10, 2019, the Company has issued 2,000,000 restricted common shares of the Company at $0.10 per share, for a total consideration of $200,000.

Between May 11, 2019 to June 18, 2019, the Company has issued 2,067,500 restricted common shares of the Company at $0.20 per share, for a total consideration of $413,500.

Between May 20, 2019 to July 25, 2019, the Company has issued 2,750,000 restricted common shares of the Company at $0.40 per share, for a total consideration of $1,100,000.

As of July 31, 2020 and 2019, the Company has an issued and outstanding common share of 331,917,500